Accrued Liabilities (Tables)	1 Months Ended	3 Months Ended
	Jan. 31, 2015	Apr. 30, 2015
Accrued Liabilities
Accrued Liabilities

        Accrued liabilities at January 31, 2015, December 31, 2014 and 2013 consisted of the following (in thousands):

		December 31,
	January 31, 2015
		2014	2013
Marketing	$—	$267	$—
Legal	—	80	89
Production	—	57	—
Intellectual property	—	—	90
Other	4	22	19

Total accrued liabilities	$4	$426	$198

	April 30,	January 31,
	2015	2015
	(in thousands)
Accrued expenses and other current liabilities:
Professional service fees	$209	$—
Marketing	72	—
Deferred revenue	51	6
Deferred rent	43	49
Other	42	4

Total	$417	$59